Loss per share - Additional Information (Detail)		12 Months Ended
	May 28, 2024 $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of share options exercisable in share-based payment arrangement		913,125	913,125
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 10.17
Weighted average share price | $ / shares	$ 16
Warrants [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Dilutive effect of warrants on weighted average number of ordinary shares | shares		358,188
Weighted average share price | $ / shares		$ 8.33
Deferred Share Units [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of share option vested in share based payment arrangement | shares		3,395,833
Restricted share units [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of share option vested in share based payment arrangement | shares		285,000